Net Loss Per Share Attributable to Common Shareholders - Schedule Of Earnings Per Share Basic And Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Earnings Per Share Basic And Diluted
Net loss	$ (25,607)	$ (11,994)	$ (54,503)	$ (62,864)	$ (87,589)	$ (104,630)
Deemed Dividend associated with preferred stock warrants issued with issuance of preferred stock					0	(1,635)
Change in value of preferred stock subject to possible redemption					0	(1,826)
Effect of exchange of preferred stock (See Note 11)					0	1,636
Net loss allocable to common stockholders					$ (87,589)	$ (106,455)
Weighted Average Number of Shares Outstanding, Basic	17,478,371	3,551,881	17,466,606	3,551,881	4,213,244	1,445,089
Weighted Average Number of Shares Outstanding, Diluted	17,478,371	3,551,881	17,466,606	3,551,881	4,213,244	1,445,089
Net loss per share attributable to common stockholders, basic	$ (1.47)	$ (3.38)	$ (3.12)	$ (17.7)	$ (20.79)	$ (73.67)
Net loss per share attributable to common stockholders, diluted	$ (1.47)	$ (3.38)	$ (3.12)	$ (17.7)	$ (20.79)	$ (73.67)